Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 44	$ 657	$ 562
Research and Development Expense [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense		303	165
Sales and Marketing Expense [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense		19	11
General and Administrative Expense [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense		$ 335	$ 386